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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas–Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 29, 2008

Date of Reporting Period: November 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
COMMON STOCK—95.6%
Australia—7.7%
Airlines—1.4%
740,156	Qantas Airways Ltd.	$ 3,840,396

Banking—1.9%
94,980	Commonwealth Bank of Australia	5,034,815

Building/Construction—1.4%
69,692	Leighton Holdings Ltd.	3,778,662

Financial Services—1.3%
686,256	Challenger Financial Services Group Ltd.	3,385,308

Metals & Mining—1.7%
84,478	BHP Billiton Ltd.	3,224,855
9,506	Rio Tinto Ltd.	1,227,358
		4,452,213

Austria—0.2%
Diversified Manufacturing—0.2%
10,958	RHI AG (b)	450,369

Belgium—0.5%
Chemicals—0.5%
26,074	Tessenderlo Chemie NV	1,442,831

Bermuda—0.7%
Retail—0.5%
94,000	Esprit Holdings Ltd.	1,411,406

Transportation—0.2%
52,500	Orient Overseas International Ltd.	403,299

Cayman Islands—0.7%
Chemicals—0.3%
149,500	Kingboard Chemical Holdings Ltd.	814,393

Paper/Paper Products—0.2%
134,000	Lee & Man Paper Manufacturing Ltd.	585,919

Semi-Conductors—0.2%
81,500	ASM Pacific Technology	579,513

Denmark—1.1%
Building/Construction—0.4%
9,700	FLSmidth & Co. A/S	981,440

Pharmaceuticals—0.7%
15,425	Novo Nordisk AS	1,966,082

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
Finland—3.2%
Food & Beverage—0.6%
24,181	Kesko Oyj, Class B	$ 1,421,949

Telecommunications—2.6%
176,359	Nokia Oyj	6,975,617

France—5.8%
Automotive—1.9%
47,903	Peugeot S.A.	3,725,890
9,055	Renault S.A.	1,317,839
		5,043,729

Consumer Products—0.2%
3,305	SEB S.A.	594,436

Oil & Gas—1.6%
52,015	Total S.A. (a)	4,220,480

Telecommunications—1.7%
114,834	France Telecom S.A.	4,366,424

Utilities—0.4%
8,942	Electricite de France	1,090,437

Germany—10.3%
Automotive—4.5%
69,050	DaimlerChrysler AG	7,039,045
20,192	Volkswagen AG	4,863,010
		11,902,055

Chemicals—2.5%
37,413	BASF AG (a)	5,207,892
16,263	BAYER AG	1,346,895
		6,554,787

Metals & Mining—0.4%
7,513	Salzgitter AG	1,207,810

Utilities—2.9%
26,194	E.ON AG	5,357,297
17,704	RWE AG	2,426,422
		7,783,719

Greece—1.1%
Banking—0.5%
18,840	National Bank of Greece S.A.	1,269,430

Food & Beverage—0.6%
39,890	Coca Cola Hellenic Bottling Co. S.A.	1,700,277

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
Hong Kong—4.8%
Airlines—0.9%
957,000	Cathay Pacific Airways Ltd.	$ 2,527,697

Financial Services—2.0%
181,000	Hong Kong Exchange & Clearing Ltd.	5,512,173

Real Estate—1.3%
198,000	Hang Lung Group Ltd.	1,134,903
574,000	New World Development Ltd.	2,199,200
		3,334,103

Utilities—0.6%
430,000	China Resources Power Holdings Co.	1,489,784

Ireland—0.3%
Financial Services—0.3%
47,156	Irish Life & Permanent PLC	912,627

Italy—2.1%
Energy—1.2%
263,732	Enel SpA	3,168,223

Utilities—0.9%
64,943	Eni SpA	2,332,323

Japan—12.5%
Automotive—0.3%
28,300	Tokai Rika Co., Ltd.	861,935

Consumer Products—2.7%
6,200	Nintendo Co., Ltd. (a)	3,813,581
64,600	Sony Corp.	3,500,014
		7,313,595

Diversified Manufacturing—1.2%
44,000	Glory Ltd.	1,198,872
23,000	Nikon Corp.	722,074
33,000	Olympus Corp.	1,367,277
		3,288,223

Electronics—0.6%
26,600	Mitsumi Electric Co., Ltd.	1,055,113
64,000	Toshiba Corp.	525,286
		1,580,399

Machinery—0.4%
22,700	Shima Seiki Manufacturing Ltd.	1,123,722

Oil & Gas—1.0%
338,000	Marubeni Corp. (a)	2,603,754

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
Pharmaceuticals—0.4%
32,400	Daiichi Sankyo Co., Ltd.	$ 1,018,490

Retail—0.7%
14,800	Yamada Denki Co., Ltd.	1,717,489

Telecommunications—0.7%
245	KDDI Corp.	1,751,837

Tobacco—0.2%
78	Japan Tobacco, Inc.	443,683

Transportation—2.2%
84	East Japan Railway Co.	696,498
349,000	Mitsui OSK Lines Ltd.	5,269,324
		5,965,822

Wholesale—2.1%
129,000	Mitsui & Co., Ltd. (a)	2,982,847
178,800	Sumitomo Corp. (a)	2,700,997
		5,683,844

Luxembourg—0.4%
Metals & Mining—0.4%
14,982	Arcelor Mittal	1,104,241

New Zealand—0.5%
Building/Construction—0.5%
132,238	Fletcher Building Ltd.	1,199,152

Norway—1.4%
Banking—1.4%
240,100	DnB NOR ASA	3,751,904

Singapore—3.0%
Airlines—0.9%
195,000	Singapore Airlines Ltd.	2,414,326

Banking—0.4%
177,000	Oversea-Chinese Banking Corp.	1,044,320

Financial Services—1.0%
284,000	Singapore Exchange Ltd.	2,774,336

Real Estate—0.2%
341,000	Wing Tai Holdings Ltd.	624,118

Wholesale—0.5%
81,000	Jardine Cycle & Carriage Ltd.	1,176,511

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
Spain—7.8%
Banking—2.0%
252,532	Banco Santander Central Hispano S.A.	$ 5,428,290

Building/Construction—1.1%
44,739	ACS Actividades Construcciones y Servicios S.A.	2,889,218

Insurance—0.9%
541,557	Mapfre S.A.	2,479,785

Telecommunications—2.8%
222,373	Telefonica S.A.	7,474,471

Utilities—1.0%
157,525	Iberdrola S.A.	2,604,715

Sweden—4.1%
Banking—0.6%
92,500	Nordea Bank AB	1,554,574

Diversified Manufacturing—1.5%
35,400	Alfa Laval AB	2,282,780
77,400	Trelleborg AB (a)	1,725,002
		4,007,782

Machinery—0.5%
68,800	Volvo AB, Ser. B	1,172,322

Retail—1.5%
65,300	Hennes & Mauritz AB, Ser. B (a)	4,078,631

Switzerland—7.0%
Banking—0.3%
13,458	Credit Suisse Group	815,700

Building/Construction—2.2%
198,361	ABB Ltd.	5,855,433

Computer Software—0.5%
53,130	Temenos Group AG (b)	1,288,115

Food & Beverage—1.4%
7,795	Nestle S.A.	3,759,492

Insurance—2.2%
20,210	Zurich Financial Services AG	5,908,293

Retail—0.4%
3,182	Swatch Group AG	895,737

United Kingdom—20.4%
Banking—2.9%
95,172	Barclays PLC	1,100,174

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
Banking (continued)
86,653	Lloyds TSB Group PLC	$ 882,523
247,379	Royal Bank of Scotland Group PLC (a)	2,336,065
85,669	Standard Chartered PLC	3,369,903
		7,688,665

Consumer Products—0.7%
65,880	Aggreko PLC	686,488
350,909	Galiform PLC (b)	673,991
68,448	Michael Page International PLC	460,168
		1,820,647

Financial Services—0.7%
86,631	3i Group PLC	1,936,076

Food & Beverage—1.9%
59,389	Unilever PLC	2,172,897
448,588	WM Morrison Supermarkets PLC (a)	2,845,931
		5,018,828

Insurance—0.4%
220,413	Standard Life PLC	1,188,164

Manufacturing—0.6%
86,844	Charter PLC (b)	1,540,598

Metals & Mining—4.1%
31,132	Anglo American PLC	2,097,952
145,945	BHP Billiton PLC	4,821,715
21,416	Rio Tinto PLC	2,487,596
21,963	Xstrata PLC	1,542,531
		10,949,794

Oil & Gas—3.9%
	Royal Dutch Shell PLC (a),
78,606	Class A	3,180,427
178,755	Class B	7,186,699
		10,367,126

Retail—2.1%
80,643	Game Group PLC	326,750
130,309	Marks & Spencer Group PLC	1,562,612
106,387	Next PLC	3,805,827
		5,695,189

Telecommunications—2.1%
1,491,716	Vodafone Group PLC	5,582,842

Tobacco—1.0%
29,996	British American Tobacco PLC	1,165,144
27,097	Imperial Tobacco Group PLC	1,401,297
		2,566,441

	Total Common Stock (cost—$247,099,721)	254,543,355

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Shares		Value*
PREFERRED STOCK—0.7%
Germany—0.7%
Automotive—0.7%
895	Porsche AG (cost—$2,035,741)	$ 1,977,401

Principal
Amount
(000)
REPURCHASE AGREEMENT—7.0%
$18,543	State Street Bank & Trust Co.,
	dated 11/30/07, 4.15%, due 12/3/07,
	proceeds $18,549,413; collateralized by
	Fannie Mae, 6.125%, 7/17/13, valued at
	$18,914,625 including accrued interest	18,543,000
	(cost—$18,543,000)

	Total Investments, before call options written
	(cost—$267,678,462)—103.3%	275,063,756

Contracts
CALL OPTIONS WRITTEN (b)—(0.9)%
	CAC 40 Index (OTC),
614	strike price €5,909, expires 12/14/07	(7,163)
605	strike price €5,978, expires 12/7/07	(723)
892	strike price €5,992, expires 12/21/07	(12,422)
	DAX Index (OTC),
438	strike price €8,103, expires 1/11/08	(57,155)
445	strike price €8,144, expires 12/14/07	(11,153)
441	strike price €8,171, expires 12/21/07	(15,072)
433	strike price €8,214, expires 1/4/08	(27,847)
441	strike price €8,239, expires 12/7/07	(1,464)
	Dow Jones € Stoxx 50 Index (OTC),
1,579	strike price €4,460, expires 1/25/08	(251,189)
794	strike price €4,480, expires 1/18/08	(102,381)
787	strike price €4,483, expires 1/25/08	(111,456)
1,201	strike price €4,488, expires 1/11/08	(126,576)
782	strike price €4,500, expires 1/18/08	(87,593)
1,204	strike price €4,518, expires 12/14/07	(36,213)
1,201	strike price €4,540, expires 11/30/07	-
780	strike price €4,543, expires 1/11/08	(56,529)
793	strike price €4,549, expires 12/21/07	(23,445)
774	strike price €4,595, expires 1/4/08	(29,295)
	FTSE 100 Index (OTC),
771	strike price £6,613, expires 1/25/08	(237,553)
576	strike price £6,687, expires 1/11/08	(100,257)
558	strike price £6,759, expires 11/30/07	-
554	strike price £6,762, expires 1/4/08	(52,331)
559	strike price £6,798, expires 12/14/07	(7,602)
545	strike price £6,895, expires 12/21/07	(11,035)
	HSI Index (OTC),
2,800	strike price $31,487, expires 1/11/08	(235,250)

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2007 (unaudited)

Contracts		Value*
	Call Options Written (b)—(continued)
	NIKKEI Index (OTC),
54,605	strike price ¥16,039, expires 1/18/08	$ (179,462)
35,712	strike price ¥16,445, expires 1/18/08	(67,327)
34,778	strike price ¥17,229, expires 12/14/07	(1,414)
34,300	strike price ¥17,416, expires 12/21/07	(1,283)
34,422	strike price ¥17,470, expires 1/4/08	(4,144)
68,573	strike price ¥17,652, expires 12/7/07	(201)
	OMX Stockholm 30 Index (OTC),
44,065	strike price SEK 1,145, expires 1/25/08	(202,060)
	Swiss Market Index (OTC),
1,000	strike price CHF 8,668, expires 1/18/08	(324,057)
982	strike price CHF 8,950, expires 1/4/08	(134,056)
	Total Call Options Written (premiums received—$3,404,017)	(2,515,708)

	Total Investments, net of call options written
	(cost—$264,274,445) (c)—102.4%	272,548,048
	Liabilities in excess of other assets—(2.4)%	(6,303,795)
	Net Assets—100.0%	$266,244,253

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting on their discretion pursuant to guidelines established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund's net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of portfolio securities or other assets, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of portfolio securities or other assets held by the Fund.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	Securities with an aggregate value of $256,520,756, representing 96.3% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
£—British Pound
€—Euros
¥—Japanese Yen
CHF—Swiss Franc
OTC—Over-the-Counter
SEK—Swedish Krona

Other Investments:

(1) Transactions in call options written for the nine months ended November 30, 2007:

	Contracts	Premiums
Options outstanding, February 28, 2007	550,063	$ 3,643,970
Options written	2,045,073	16,341,847
Options terminated in closing transactions	(316,959)	(5,901,700)
Options exercised	(1,949,173)	(10,680,100)
Options outstanding, November 30, 2007	329,004	$ 3,404,017

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c)) under the Act (17CFR270.30a-3(c)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Registrant: Nicholas–Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: January 15, 2008

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: January 15, 2008 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: January 15, 2008

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: January 15, 2008